Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 1,153,678.9	$ 17,790.0	₨ 882,445.8
Balances in interest-bearing deposits	5,277,644.0	81,382.3	4,575,414.5
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	24,262.8		43,353.7
Balances in interest-bearing deposits	739.7		701.9
Accrued expenses and other liabilities	336.7		269.3
Total	25,339.2		44,324.9
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	11,708.6		6,827.2
Balances in interest-bearing deposits	713.4		1,176.9
Accrued expenses and other liabilities	0.0		0.0
Total	12,422.0		8,004.1
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	35,971.4	554.7	50,180.9
Balances in interest-bearing deposits	1,453.1	22.4	1,878.8
Accrued expenses and other liabilities	336.7	5.2	269.3
Total	₨ 37,761.2	$ 582.3	₨ 52,329.0